Group structure - Schedule of Significant Subsidiaries (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Nov. 03, 2023 USD ($)	Nov. 03, 2023 BRL (R$)	Nov. 01, 2023	Jun. 12, 2023 USD ($) shares	Apr. 03, 2023 USD ($) right	Apr. 03, 2023 BRL (R$)	Mar. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Mar. 31, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 03, 2023 BRL (R$)	Jun. 11, 2023 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares											148,253,938	147,192,930
Par value per share (USD per share) | $ / shares											$ 0.0001
Cash and cash equivalents											$ 16,050	$ 26,519	$ 15,264			$ 14,052
Short-term deposits											3,934	3,379
Changes in interest of subsidiaries													$ 0
Decrease in percentage ownership interests in subsidiaries										1.10%
Number of contractual rights | right					4
Consideration payable on acquisition											$ 42,853	$ 33,414
SPAC Trust Account
Disclosure of subsidiaries [line items]
Cash and cash equivalents				$ 179,800											$ 244,900
Short-term deposits				$ 300
SPAC Class A ordinary share
Disclosure of subsidiaries [line items]
Increase (decrease) in number of shares outstanding | shares				(6,119,519)
Number of shares outstanding | shares				16,880,481
Patria Finance Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PBPE General Partner IV, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PBPE General Partner V, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments UK Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments US LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments Colombia S.A.S.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Infrastructure II GP, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Infrastructure III SLP Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Pátria Investimentos Ltda. ("PILTDA")
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Number of shares issued (in shares) | shares											148,253,938
Number of shares outstanding | shares											148,253,938
Patria Investments Latam S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments Uruguay Agente de Valores S.A. (formerly Patria Investments Uruguay S.A.)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments Cayman Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Investments Chile SpA
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											0.00%	100.00%
Patria Investments Hong Kong, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Platam Investments Brazil Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PI General Partner V Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PPE General Partner VII, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PI Renewables General Partner, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Latam Growth Management Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria SPAC LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp. | IPO
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares							23,000,000
Sale of stock, price per share (USD per share) | $ / shares							$ 10.00
Proceeds from issue of ordinary shares							$ 230,000
Patria Latin American Opportunity Acquisition Corp. | IPO | Class A
Disclosure of subsidiaries [line items]
Par value per share (USD per share) | $ / shares							$ 0.0001
Patria Latin American Opportunity Acquisition Corp. | IPO | SPAC Class A ordinary share
Disclosure of subsidiaries [line items]
Sale of stock, price per share (USD per share) | $ / shares							$ 11.50
Patria Latin American Opportunity Acquisition Corp. | Over allotment option
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares							3,000,000
Moneda Asset Management SpA (“MAM I”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Moneda II SpA (“MAM II”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Moneda International Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Moneda USA Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria KMP Cayman I
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											0.00%	100.00%
VBI Real Estate Gestão de Carteiras S.A. (“VBI”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	50.00%
VBI Administração Fiduciaria e Gestão Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	50.00%
BREOF Partners Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	50.00%
VBI ND Empreendimentos Imobiliários Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											0.00%	50.00%
VBI ND II Empreendimentos Imobiliários Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	50.00%
VBI Data Center Empreendimentos Imobiliários Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	50.00%
Igah Partners LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
e.Bricks Ventures III GP, LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Igah Carry Holding Ltd
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
PEVC General Partner IV, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	100.00%
Patria Real Estate Latam S.A.S
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											98.90%	100.00%
Patria Private Equity Latam S.A.S
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Patria Fund Advisor Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
PPE Fund VII, SLP, LP
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
NewCo BlueMacaw Partner Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
BlueMacaw S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
VBI Asset Management Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
KMP I Holding
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	40.00%
Hanuman GP Cayman, LLC (“Hanuman”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	40.00%
Pat HoldCo Mexico S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Pat HoldCo Servicios Corporativos S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Patria Real Estate II Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
Patria Investments Argentina S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
PI Fund V SLP, L.P.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											100.00%	0.00%
VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	0.00%
Total consideration								$ 4,600	R$ 22,500
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)			50.74%								50.74%	0.00%
VBI Capital Ltda. (formerly Morc Gestora de Recursos de Crédito Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	0.00%
Move Capital S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)											50.00%	0.00%
Blue Macaw | VBI Asset Management Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)					100.00%	100.00%
Total consideration					$ 4,400	R$ 22,200
Identifiable intangible assets recognised as of acquisition date					4,400
Deferred consideration paid (received)					$ 700
Move
Disclosure of subsidiaries [line items]
Total consideration	$ 1,800	R$ 8,850
Percentage of purchase price settled at date of acquisition	50.00%													50.00%
Consideration payable on acquisition	$ 1,800													R$ 8,850